STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Operating activities
Royalties received	$ 15,857,438	$ 65,299,968	$ 23,042,360
Interest received	222,238	523,407	39,347
Expenses paid	(2,215,060)	(2,980,234)	(2,273,809)
Net cash from operating activities	13,864,616	62,843,141	20,807,898
Investing activities
Maturities of U.S. Government securities	115,222,724	50,942,392	90,367,702
Sales of U.S. Government securities			236,992
Purchases of U.S. Government securities	(115,222,724)	(41,035,723)	(87,178,889)
Net cash from investing activities		9,906,669	3,425,805
Financing activity
Distributions to unitholders	(47,625,638)	(37,523,229)	(21,910,417)
Net change in cash and cash equivalents	(33,761,022)	35,226,581	2,323,286
Cash and cash equivalents, beginning of period	47,727,522	12,500,941	10,177,655
Cash and cash equivalents, end of period	13,966,500	47,727,522	12,500,941
Reconciliation of net income to net cash from operating activities
Net income	5,309,085	68,765,745	23,407,647
Decrease (increase) in accrued income receivable	4,607,948	(4,382,033)	(179,889)
Decrease (increase) in contract asset	1,431,633	(1,254,382)	(177,251)
Increase in prepaid expense	(4,688)	(27,960)	(26,931)
Increase (decrease) in accrued expenses	222,517	(258,229)	296,042
Increase (decrease) in contract liability	2,298,121		(2,511,720)
Net cash from operating activities	$ 13,864,616	62,843,141	20,807,898
Non cash financing activity
Distributions declared and payable		$ 22,960,018	$ 9,184,007